Consolidated Statements of Changes in Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit - USD ($)	Total	Additional paid-in capital [Member]	Accumulated deficit [Member]	Common Class A [Member] Common Stock [Member]	Common Class A [Member] Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Common Class B [Member] Common Stock [Member]
Balance Beginning, Shares at Dec. 31, 2022				0	18,975,000	4,743,750
Balance Beginning at Dec. 31, 2022	$ (6,489,299)	$ 0	$ (6,489,773)	$ 0	$ 194,767,885	$ 474
Redemption of Class A ordinary shares				0	(14,202,813)	0
Redemption of Class A ordinary value	0	0	0	$ 0	$ (149,486,187)	$ 0
Conversion of Sponsor Class B ordinary shares to Class A ordinary shares				4,743,749	0	(4,743,749)
Conversion of Sponsor Class B ordinary shares to Class A ordinary value	0	0	0	$ 474	$ 0	$ (474)
Sponsor waiver of administrative services fees	240,000	240,000	0
Remeasurement of Class A ordinary shares subject to redemption	(6,695,220)	(240,000)	(6,455,220)		$ 6,695,220
Net income	4,626,782		4,626,782
Balance Ending, Shares at Dec. 31, 2023				4,743,749	4,772,187	1
Balance Ending at Dec. 31, 2023	(8,317,737)	0	(8,318,211)	$ 474	$ 51,976,918	$ 0
Redemption of Class A ordinary shares				0	(3,399,500)	0
Redemption of Class A ordinary value	0	0	0	$ 0	$ (38,596,223)	$ 0
Sponsor waiver of administrative services fees	120,000	120,000	0	$ 0	0	$ 0
Remeasurement of Class A ordinary shares subject to redemption	(2,672,507)	(120,000)	(2,552,507)		$ 2,672,507
Net income	172,315		172,315
Balance Ending, Shares at Dec. 31, 2024				4,743,749	1,372,687	1
Balance Ending at Dec. 31, 2024	$ (10,697,929)	$ 0	$ (10,698,403)	$ 474	$ 16,053,202	$ 0